General information (Details)	Jun. 30, 2019 drilling_unit
Property, Plant and Equipment [Line Items]
Number of offshore drilling units owned by the Company	35
Seadrill Partners, SeaMex, Sonangol and Northern Drilling
Property, Plant and Equipment [Line Items]
Number of offshore drilling units owned by the Company	20